Schedule of Comprehensive Income (Loss) (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Comprehensive Income Schedule Of Comprehensive Income (loss) 1		$ 1,212
Comprehensive Income Schedule Of Comprehensive Income (loss) 2		243
Comprehensive Income Schedule Of Comprehensive Income (loss) 3		423
Comprehensive Income Schedule Of Comprehensive Income (loss) 4		(83)
Comprehensive Income Schedule Of Comprehensive Income (loss) 5		(789)
Comprehensive Income Schedule Of Comprehensive Income (loss) 6		160
Comprehensive Income Schedule Of Comprehensive Income (loss) 7		141
Comprehensive Income Schedule Of Comprehensive Income (loss) 8		0
Comprehensive Income Schedule Of Comprehensive Income (loss) 9		(50)
Comprehensive Income Schedule Of Comprehensive Income (loss) 10		0
Comprehensive Income Schedule Of Comprehensive Income (loss) 11		698
Comprehensive Income Schedule Of Comprehensive Income (loss) 12		160
Comprehensive Income Schedule Of Comprehensive Income (loss) 1	30
Comprehensive Income Schedule Of Comprehensive Income (loss) 2	218
Comprehensive Income Schedule Of Comprehensive Income (loss) 3	(520)
Comprehensive Income Schedule Of Comprehensive Income (loss) 4	(566)
Comprehensive Income Schedule Of Comprehensive Income (loss) 5	(10)
Comprehensive Income Schedule Of Comprehensive Income (loss) 6	(76)
Comprehensive Income Schedule Of Comprehensive Income (loss) 7	184
Comprehensive Income Schedule Of Comprehensive Income (loss) 8	198
Comprehensive Income Schedule Of Comprehensive Income (loss) 9	20
Comprehensive Income Schedule Of Comprehensive Income (loss) 10	142
Comprehensive Income Schedule Of Comprehensive Income (loss) 11	(336)
Comprehensive Income Schedule Of Comprehensive Income (loss) 12	(368)
Comprehensive Income Schedule Of Comprehensive Income (loss) 13	0
Comprehensive Income Schedule Of Comprehensive Income (loss) 14	0
Comprehensive Income Schedule Of Comprehensive Income (loss) 15	1,376
Comprehensive Income Schedule Of Comprehensive Income (loss) 16	46
Comprehensive Income Schedule Of Comprehensive Income (loss) 17	0
Comprehensive Income Schedule Of Comprehensive Income (loss) 18	0
Comprehensive Income Schedule Of Comprehensive Income (loss) 19	(482)
Comprehensive Income Schedule Of Comprehensive Income (loss) 20	(16)
Comprehensive Income Schedule Of Comprehensive Income (loss) 21	20
Comprehensive Income Schedule Of Comprehensive Income (loss) 22	142
Comprehensive Income Schedule Of Comprehensive Income (loss) 23	558
Comprehensive Income Schedule Of Comprehensive Income (loss) 24	$ (338)